UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2898

Value Line Cash Fund, Inc.
---------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2005
                         -----------------
Date of reporting period: December 31, 2005
                          -----------------

Item I.  Reports to Stockholders.

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                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                               December 31, 2005
--------------------------------------------------------------------------------







                                 The Value Line
                                 Cash Fund, Inc.






                                      [LOGO
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                     Funds]

The Value Line Cash Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the year ended December 31, 2005, the total return for The Value Line Cash Fund was 2.28%. This was below the average taxable money market fund return of 2.37% for the calendar year 2005, as compiled by Lipper Analytical Services(1). For the 7-day and 30-day periods ended December 31st, the Fund's yield was 3.41% and 3.45%, respectively. As of 12/31/05, the total net assets of the Fund were $153.92 million; and the average days to maturity was 52.8.

We continue to place priority on securities of the highest quality. U.S. Government Agency Obligations and other first-tier securities make up the two largest classification of the portfolio (100%); this includes repurchase agreements, which are 100% collateralized by U.S. Treasury Notes. ("First-tier" securities refer to those assigned the highest rating by at least two nationally recognized rating organizations--for example, P-1 by Moody's Investor Service and A-1 by Standard & Poor's Corporation.) No investments with a rating below the first-tier level are currently being considered. In evaluating new commercial paper, we also look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to The Value Line Investment Survey.

The Federal Reserve raised interest rates 8 times last year, increasing the Federal Funds rate from 2.25% at the start of the year to 4.25% by year-end 2005. We believe the Federal Reserve is near the end of its tightening cycle to normalize short-term interest rates. The Fed believes that without further signs of growing inflation, there is little need to be less accommodative. The Fund extended its average maturity this year as the Fed raised rates and is currently at 52 days. Please see the accompanying "Economic Observations" insert for our current thinking on the economy and interest rates.

We appreciate your confidence in the Value Line Cash Fund and look forward to serving your investment needs in the future.

                                Sincerely,


                                /s/ Jean Bernhard Buttner
                                Jean Bernhard Buttner
                                Chairman and President

January 23, 2006

--------------------------------------------------------------------------------
(1) Lipper Money Market Funds invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days, and intend to keep a constant NAV. An investment cannot be made in a Peer Group Average.

--------------------------------------------------------------------------------
2

                                                  The Value Line Cash Fund, Inc.

Cash Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion is likely to proceed at a somewhat slower pace of 3.0%-3.5% during the latter stages of 2005 than we had expected earlier, reflecting the major damage done to the Gulf Coast's economic underpinnings by the recent hurricanes in that region. As before, the economic up cycle should be sustained by healthy levels of construction spending and capital goods demand. Moreover, recent trends suggest that the economy will continue to grow at a stable 3.0%-3.5% in 2006.

Helping to sustain this upturn next year are likely to be solid levels of activity in the manufacturing area and the service sector. In fact, the need to rebuild portions of the hurricane-ravaged Gulf area should give the economy a modest boost. Such growth will probably be accompanied by still moderate, but somewhat higher, rates of inflation. The wild card in this equation, and one reason that we are not likely to see a higher level of business growth, is the high price of oil. Should that commodity stabilize in price over the next several months, as we assume, the sustainability of the long economic expansion, as well as the prolonged period of comparative price stability, probably would continue. Any material and sustained increase in oil prices from these recent levels would logically threaten this economic and inflation stability.

A continuing steady rate of gross domestic product growth and the accompanying stable rates of inflation that we expect would have positive ramifications for the financial markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close over the next several months--if not sooner--without undue harm to the lengthy economic and corporate earnings up cycles.

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                                                                               3

The Value Line Cash Fund, Inc.

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FUND EXPENSES (Unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         7/1/05
                                                          value            value           thru
                                                         7/1/05          12/31/05        12/31/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,014.10        $ 4.62
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,020.61        $ 4.63

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                                  The Value Line Cash Fund, Inc.

Schedule of Investments                                        December 31, 2005
--------------------------------------------------------------------------------

    Principal
     Amount                                                                                          Maturity        Value
 (in thousands)                                                                          Yield+        Date      (in thousands)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (52.2%)
    $  23,152    Federal Home Loan Mortgage Corporation Discount Notes .............     4.07 %       1/19/06       $ 23,105
       46,765    Federal Home Loan Banks Discount Notes ............................     4.12          4/3/06         46,272
        2,000    Federal Home Loan Banks ...........................................     3.63          5/4/06          2,000
        2,000    Federal Home Loan Banks ...........................................     3.75         6/30/06          2,000
        5,000    Federal Home Loan Banks ...........................................     3.70         7/13/06          5,000
        2,000    Federal Home Loan Banks ...........................................     4.00         8/18/06          2,000
-------------                                                                                                       --------
       80,917    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ..........................                                  80,377
-------------                                                                                                       --------
TAXABLE MUNICIPAL SECURITIES (26.1%)                                                    Rate+
                                                                                     --------
        5,220    Alaska Housing Finance Corp.,
                 State Housing, Revenue, Ser. D, MBIA Insured ......................  4.46(1)          1/5/06*         5,220
          500    California Housing Finance Agency, Home Mortgage,
                 Revenue, Ser. T, AMBAC Insured ....................................  4.45(1)          1/4/06*           500
          735    California Housing Finance Agency, Multi-Family, Revenue,
                 Ser. H, SPA-FNMA Insured ..........................................  4.45(1)          1/4/06*           735
        1,690    Colorado Housing & Finance Authority, Revenue, Refunding,
                 Ser. AA-1, SPA-Landesbank Hessen ..................................  4.45(1)          1/4/06*         1,690
          775    Colorado Housing & Finance Authority, Revenue,
                 Single Family Mortgage, Refunding, Class I, Ser. C-1,
                 SPA-Lloyds TSB Bank PLC ...........................................  4.45(1)          1/4/06*           775
        4,250    Colorado Housing & Finance Authority, Revenue,
                 Single Family Mortgage, Refunding, Class I, Ser. C-2,
                 SPA-Lloyds TSB Bank PLC ...........................................  4.45(1)          1/4/06*         4,250
          500    Massachusetts Port Authority, Revenue, Refunding,
                 Harborside, Ser. B, LOC-GE Capital Corporation ....................  4.45(1)          1/4/06*           500
        5,000    Massachusetts State, General Obligations Limited, Ser. D ..........  4.25(1)          7/1/06          4,999
        5,000    Massachusetts State Housing Finance Agency, Revenue,
                 Ser. A, LOC-JP Morgan Chase Bank ..................................  4.45(1)          1/5/06*         5,000
        5,000    Michigan State Housing Development Authority, Revenue,
                 Ser. C, SPA-DEPFA Bank PLC ........................................  4.39(1)          1/4/06*         5,000
        1,300    Sacramento County California Pension Funding, Revenue,
                 Ser. B, LOC-Bayerische Landesbank .................................  4.45(1)          1/4/06*         1,300
        3,500    Seattle Washington Art Museum, Revenue, LOC-Allied
                 Irish Bank PLC ....................................................  4.44(1)          1/4/06*         3,500
        5,000    State of Texas, Veterans Housing Assistance, Refunding
                 Bonds, Series 1994 A-2 SPA-DEPFA Bank PLC
                 (Weekly Put.) .....................................................  4.40(1)          1/4/06*         5,000
        1,625    Utah Housing Corp., Single Family Mortgage Revenue,
                 Class I, Ser. F-2, SPA-Federal Home Loan Bank .....................  4.45(1)          1/4/06*         1,625
-------------                                                                                                       --------
       40,095    TOTAL TAXABLE MUNICIPAL SECURITIES ................................                                  40,094
-------------                                                                                                       --------
                 TOTAL INVESTMENT SECURITIES (78.3%)
                 (Amortized Cost $120,471) .........................................                                 120,471
                                                                                                                    --------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Schedule of Investments                                        December 31, 2005
--------------------------------------------------------------------------------

    Principal                                                                                                 Value
     Amount                                                                                            (in thousands except
 (in thousands)                                                                                         per share amount)
----------------                                                                                      ---------------------
REPURCHASE AGREEMENTS (21.6%)
    $  11,500    With Morgan Stanley & Co., 3.34%, dated 12/30/05, due 1/3/06, delivery value
                 $11,504,268 (collaterized by $9,195,000 U.S. Treasury Notes 11.75%, due
                 11/15/14, with a value of $11,711,385) .............................................       $  11,500
       10,200    With State Street Bank & Trust., 3.25%, dated 12/30/05, due 1/3/06, delivery value
                 $10,203,683 (collaterized by $9,655,000 U.S. Treasury Notes 6.00%, due 8/15/09,
                 with a value of $10,391,128) .......................................................          10,200
       11,600    With UBS Warburg, LLC, 3.47%, dated 12/30/05, due 1/3/06, delivery value
                 $11,604,472 (collaterized by $8,189,000 U.S. Treasury Notes 9.875%, due
                 11/15/15, with a value of $11,804,397) .............................................          11,600
-------------                                                                                               ---------
       33,300    TOTAL REPURCHASE AGREEMENTS
-------------
                 (Amortized Cost $33,300) ...........................................................          33,300
                                                                                                            ---------
                 CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%) ..............................             152
                                                                                                            ---------
                 NET ASSETS (100%) ..................................................................       $ 153,923
                                                                                                            =========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                 PER OUTSTANDING SHARE APPLICABLE TO 153,929,264
                 SHARES OUTSTANDING .................................................................       $    1.00
                                                                                                            =========

+ The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.

*     The maturity date shown is the date of the next interest rate change.

(1)   The rate frequency for floating rate notes at December 31, 2005 is weekly.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                                  The Value Line Cash Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2005
--------------------------------------------------------------------------------

                                                                  (In thousands
                                                                    except per
                                                                   share amount)
                                                                  --------------
Assets:
Investment securities, at value (Amortized
   cost -- $120,471) ..........................................         $120,471
Repurchase agreements (Cost -- $33,300) .......................           33,300
Cash ..........................................................              213
Interest receivable ...........................................              330
Receivable for capital shares sold ............................              293
Prepaid expenses ..............................................               16
                                                                        --------
     Total Assets .............................................          154,623
                                                                        --------
Liabilities:
Payable for capital shares repurchased ........................              485
Accrued expenses:
   Advisory fee ...............................................               54
   Directors' fees ............................................                7
   Service and distribution plan fees payable .................                1
   Other ......................................................              153
                                                                        --------
     Total Liabilities ........................................              700
                                                                        --------
Net Assets ....................................................         $153,923
                                                                        ========
Net assets consist of:
Capital stock, at $0.10 par value
   (authorized 2 billion shares, outstanding
   153,929,264 shares) ........................................         $ 15,393
Additional paid-in capital ....................................          138,495
Undistributed net investment income ...........................               27
Accumulated net realized gain on investments ..................                8
                                                                        --------
Net Assets ....................................................         $153,923
                                                                        ========
Net Asset Value, Offering and Redemption
   Price per Outstanding Share ................................         $   1.00
                                                                        ========

Statement of Operations
for the Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                  --------------
Investment Income:
Interest .....................................................          $ 5,343
                                                                        -------
Expenses:
Advisory fee .................................................              686
Service and distribution plan fees ...........................              418
Transfer agent fees ..........................................              195
Auditing and legal fees ......................................               55
Printing .....................................................               42
Custodian fees ...............................................               35
Postage ......................................................               33
Registration and filing fees .................................               28
Directors' fees and expenses .................................               25
Insurance ....................................................               24
Telephone ....................................................               18
Miscellaneous ................................................                2
                                                                        -------
   Total Expenses Before Custody Credits
     and Fees Waived .........................................            1,561
   Less: Custody Credits .....................................               (5)
   Less: Service and Distribution Plan
     Fee Waived ..............................................              (22)
                                                                        -------
   Net Expenses ..............................................            1,534
                                                                        -------
Net Investment Income ........................................            3,809
                                                                        -------
Net Realized Gain ............................................               11
                                                                        -------
Net Increase in Net Assets from Operations ...................          $ 3,820
                                                                        =======

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 2005 and 2004
--------------------------------------------------------------------------------

                                                                  Year Ended       Year Ended
                                                                 December 31,     December 31,
                                                                     2005             2004
                                                                ------------------------------
                                                                        (In thousands)
Operations:
 Net investment income ......................................   $    3,809          $      875
 Net realized gain on investments ...........................           11                   3
                                                                ==============================
 Net increase in net assets from operations .................        3,820                 878
                                                                ------------------------------
Distributions to Shareholders:
 Net investment income ......................................       (3,787)               (870)
                                                                ------------------------------
Capital Share Transactions:
 Net proceeds from sale of shares ...........................      183,474             410,944
 Net proceeds from reinvestment of dividends ................        3,759                 856
                                                                ------------------------------
                                                                   187,233             411,800
 Cost of shares repurchased .................................     (208,482)           (433,737)
                                                                ------------------------------
 Net decrease from capital share transactions ...............      (21,249)            (21,937)
                                                                ------------------------------
Total Decrease in Net Assets ................................      (21,216)            (21,929)
Net Assets:
 Beginning of year ..........................................      175,139             197,068
                                                                ------------------------------
 End of year ................................................   $  153,923          $  175,139
                                                                ==============================
Undistributed net investment income, at end of year .........   $       27          $        5
                                                                ==============================

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                                  The Value Line Cash Fund, Inc.

Notes to Financial Statements                                  December 31, 2005
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Security Transactions. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Dividends, Distributions to Shareholders and Capital Share Transactions

The Fund earns interest daily on its investments and declares daily, on each day the Fund is open for business, all of its net investment income. The Fund pays distributions monthly.

--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Notes to Financial Statements                                  December 31, 2005
--------------------------------------------------------------------------------

Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All such distributions not paid in cash are automatically credited to shareholder accounts in additional shares at net asset value on the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

3.    Tax Information

At December 31, 2005 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is approximately $153,771,000. At December 31, 2005, there is no unrealized appreciation or depreciation of investments.

For the year ended December 31, 2005, the Fund utilized $3,100 of its carryover loss. The tax character of the distributions paid during the years ended December 31, 2005, and December 31, 2004, was ordinary income.

At December 31, 2005 the Fund had undistributed ordinary income for tax purposes of $35,000.

4. Investment Advisory Fees, Service and Distribution Fees, and Transactions with Affiliates

An advisory fee of $685,776 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2005. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $396,296 were paid or payable to the Distributor under this Plan for the year December 31, 2005. Effective December 2, 2005 the Distributor voluntarily waived this fee. The fees waived amounted to $21,581. The Distributor has no right to recoup prior waivers.

For the year ended December 31, 2005, the Fund's expenses were reduced by $4,635 under a custody credit agreement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 22,043,586 shares of the Fund's capital stock, representing 14.3% of the outstanding shares at December 31, 2005. In addition, officers and directors of the Fund as a group owned 1,522,222 shares of the Fund, representing 1.0% of the outstanding shares.

--------------------------------------------------------------------------------
10

                                                  The Value Line Cash Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                            Years Ended December 31,
                                                 ----------------------------------------------------------------------------
                                                    2005               2004            2003           2002            2001
                                                 ----------------------------------------------------------------------------

Net asset value, beginning of year ...........   $   1.000          $   1.000       $   1.000       $   1.000       $   1.000
                                                 ----------------------------------------------------------------------------
 Net investment income .......................        .023               .005            .004            .011            .034
 Dividends from net investment income ........       (.023)             (.005)          (.004)          (.011)          (.034)
                                                 ----------------------------------------------------------------------------
 Change in net asset value ...................          --                 --              --              --              --
                                                 ============================================================================
Net Asset Value, end of year .................   $   1.000          $   1.000       $   1.000       $   1.000       $   1.000
                                                 ============================================================================
Total return .................................        2.28%              0.47%           0.35%           1.06%           3.37%

Ratios/Supplemental Data:
Net assets, end of year (in thousands) .......   $ 153,923          $ 175,139       $ 197,068       $ 279,790       $ 416,753
Ratio of operating expenses to average
 net assets (1) ..............................        0.91%(2)           0.88%           0.85%           0.78%           0.78%
Ratio of net investment income to
 average net assets ..........................        2.22%              0.43%           0.38%           1.06%           3.22%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged.

(2) Ratio reflects expenses grossed up for the voluntary waiver of the service and distribution plan fee by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver was .90% for the year ended December 31, 2005.



See Notes to Financial Statements.

--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Cash Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Cash Fund, Inc. (the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 21, 2006

--------------------------------------------------------------------------------
12

                                                  The Value Line Cash Fund, Inc.

--------------------------------------------------------------------------------










The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                 Principal
                                                                 Occupation                           Other
                                                   Length of     During the                           Directorships
Name, Address, and Age     Position                Time Served   Past 5 Years                         Held by Director
----------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------

Jean Bernhard Buttner      Chairman of the Board   Since 1983    Chairman, President and Chief        Value Line, Inc.
Age 71                     of Directors and                      Executive Officer of Value Line,
                           President                             Inc. (the "Adviser") and Value Line
                                                                 Publishing, Inc. Chairman and
                                                                 President of each of the 14 Value
                                                                 Line Funds and Value
                                                                 Line Securities, Inc. (the
                                                                 "Distributor").
----------------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director                Since 1991    Consultant, Academic                 None
18 Victoria Lane                                                 Search Consultation Service,
Lanesboro, MA 01237                                              Inc., 1992-2004; Trustee Emeritus
Age 82                                                           and Chairman (1993-1994) of
                                                                 the Board of Trustees of Duke
                                                                 University; President Emeritus,
                                                                 Williams College.
----------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director                Since 2000    Customer Support Analyst,            None
4921 Buckingham Drive                                            Duke Power Company.
Charlotte, NC 28209
Age 64
----------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director                Since 2000    Professor of History,                Berkshire Life
54 Scott Hill Road                                               Williams College, 1961               Insurance Company
Williamstown, MA 01267                                           to present. President Emeritus       of America
Age 74                                                           since 1994 and President,
                                                                 1985-1994; Chairman
                                                                 (1993-1997) and Interim
                                                                 President (2002) of the
                                                                 American Council of
                                                                 Learned Societies.
                                                                 Trustee since 1997
                                                                 and Chairman of the
                                                                 Board since 2006, National
                                                                 Humanities Center.
----------------------------------------------------------------------------------------------------------------------
David H. Porter            Director                Since 1997    Visiting Professor of                None
5 Birch Run Drive                                                Classics, Williams College,
Saratoga Springs, NY                                             since 1999; President
12866                                                            Emeritus, Skidmore
Age 70                                                           College since 1999 and
                                                                 President, 1987-1998.
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

                                                  The Value Line Cash Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                              Principal
                                                              Occupation                            Other
                                                Length of     During the                            Directorships
Name, Address, and Age   Position               Time Served   Past 5 Years                          Held by Director
-----------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts       Director               Since 1983    Chairman, Institute for               A. Schulman Inc.
169 Pompano St.                                               Political Economy.                    (plastics)
Panama City Beach, FL
32413
Age 67
-----------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr        Director               Since 1996    Senior Financial Adviser,             None
1409 Beaumont Drive                                           Veritable L.P. (Investment
Gladwyne, PA 19035                                            Adviser) since 2004;
Age 57                                                        Senior Financial Adviser
                                                              Hawthorne, 2001-2004.
-----------------------------------------------------------------------------------------------------------------------
Officers
--------
Kathleen Bramlage        Vice President         Since 2005    Portfolio Manager with                --
Age 46                                                        the Adviser since 2005; analyst
                                                              (part-time) with Loop Capital
                                                              Markets, LLC, 1999-2005
                                                              Municipal Analyst.
-----------------------------------------------------------------------------------------------------------------------
David T. Henigson        Vice President/        Since 1994    Director, Vice President and
Age 48                   Secretary; Chief                     Compliance Officer of the Adviser.
                         Compliance Officer                   Director and Vice President of the
                                                              Distributor. Vice President,
                                                              Secretary, and Chief Compliance
                                                              Officer of each of the 14 Value Line
                                                              Funds.
-----------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio     Treasurer              Since 2005    Controller of the Adviser until
Age 46                                                        2003; Chief Financial Officer of the
                                                              Adviser, 2003-2005; Treasurer of
                                                              the Adviser since 2005
-----------------------------------------------------------------------------------------------------------------------
Howard Brecher           Assistant Secretary/   Since 2005    Director, Vice President and
Age 51                   Assistant Treasurer                  Secretary of the Adviser.
                                                              Director and Vice President
                                                              of the Distributor.
-----------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
 The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
16

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Kathleen Bramlage
                    Vice President
                    David T. Henigson
                    Vice President/Secretary
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

An investment in The Value Line Cash Fund, Inc. is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #534696

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

        (a)     Audit Fees 2005 - $35,079

        (b)     Audit-Related fees - None.

        (c)     Tax Preparation Fees 2005 -$6,000

        (d)     All Other Fees - None

        (e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

        (e)(2)  Not applicable.

        (f)     Not applicable.

        (g)     Aggregate Non-Audit Fees 2005 -$6,000

        (h)     Not applicable.


Item 11. Controls and Procedures.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

        (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

        (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

        (b)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                Exhibit 99.CERT.

           (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
   --------------------------
   Jean B. Buttner, President


Date: 3/10/06
     ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jean B. Buttner
   -------------------------------------------------------
   Jean B. Buttner, President, Principal Executive Officer


By /s/ Stephen R. Anastasio
   ------------------------------------------------------------
   Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: 3/10/06
     ------------------------